Consolidated Statements of Other Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net income (loss)	$ 46,951	$ (20,293)	$ 53,242	$ (25,103)
Unrealized gain (loss) from hedging financial instruments
Unrealized income on interest rate swaps, net (Note 9)	4,802	860	21,176	10,463
Comprehensive income (loss)	51,753	(19,433)	74,418	(14,640)
Less: comprehensive (income) loss attributable to the non-controlling interest	(726)	629	(1,499)	618
Comprehensive income (loss) attributable to Tsakos Energy Navigation Limited	$ 51,027	$ (18,804)	$ 72,919	$ (14,022)